Note 9 - Term Loans and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31, 2022
	Gross Amount	Debt Issuance Costs	Net Amount
2022 Term Loan Agreement	$30,820	$(559)	$30,261
Less current portion	563	(60)	503
Long-term debt	$30,257	$(499)	$29,758
	December 31, 2021
	Gross Amount	Debt Issuance Costs	Net Amount
2019 Term Loan Agreement	$20,833	$(331)	$20,502
Less current portion	1,168	(42)	1,126
Long-term debt	$19,665	$(289)	$19,376

Schedule of Maturities of Long-Term Debt [Table Text Block]
2023	$563
2024	2,148
2025	634
2026	674
2027	715
Thereafter	27,636
Total	$32,370